Note 17 - Offsetting Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross amounts of financial liabilities [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	€ 4,586	€ 5,452
Securities loaned	1,686	191
Financial liabilities at fair value through profit or loss	480,029	476,677
Of which: Negative market values from derivative financial instruments	326,692	324,374
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,315	2,539
Gross amounts of financial liabilities [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	567,745	572,208
Central bank funds purchased and securities sold under repurchase agreements	3	648
Securities loaned	11	68
Financial liabilities at fair value through profit or loss	25,972	24,087
Of which: Negative market values from derivative financial instruments	15,798	10,257
Remaining liabilities not subject to netting	157,602	147,521
Gross amounts of financial liabilities [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	506,002	500,764
Other liabilities	122,730	113,719
Total liabilities	1,360,364	1,340,571
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(2,263)	(2,985)
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(86,803)	(96,316)
Of which: Negative market values from derivative financial instruments	(14,715)	(18,125)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(36)	(1,109)
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(86,803)	(96,316)
Other liabilities	(8,521)	(5,754)
Total liabilities	(97,587)	(105,056)
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	2,323	2,467
Securities loaned	1,686	191
Financial liabilities at fair value through profit or loss	393,226	380,361
Of which: Negative market values from derivative financial instruments	311,976	306,249
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,279	1,431
Net amounts of financial liabilities presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	567,745	572,208
Central bank funds purchased and securities sold under repurchase agreements	3	648
Securities loaned	11	68
Financial liabilities at fair value through profit or loss	25,972	24,087
Of which: Negative market values from derivative financial instruments	15,798	10,257
Remaining liabilities not subject to netting	157,602	147,521
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	419,199	404,448
Other liabilities	114,208	107,964
Total liabilities	1,262,777	1,235,515
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(265,150)	(264,392)
Of which: Negative market values from derivative financial instruments	(264,042)	(263,358)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,090)	(1,118)
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(265,150)	(264,392)
Other liabilities	(49,534)	(45,985)
Total liabilities	(314,684)	(310,376)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(34,846)	(29,755)
Of which: Negative market values from derivative financial instruments	(34,846)	(29,755)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(121)	(269)
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(1,875)	(1,535)
Of which: Negative market values from derivative financial instruments	(1,875)	(1,286)
Remaining liabilities not subject to netting	(2)	0
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(36,721)	(31,290)
Other liabilities	(121)	(418)
Total liabilities	(36,844)	(31,708)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(2,323)	(2,467)
Securities loaned	(1,686)	(191)
Financial liabilities at fair value through profit or loss	(41,642)	(42,121)
Of which: Negative market values from derivative financial instruments	(5,816)	(6,108)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(6)	(15)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	(2)	(400)
Securities loaned	(2)	(61)
Financial liabilities at fair value through profit or loss	(6,184)	(7,982)
Of which: Negative market values from derivative financial instruments	(166)	(401)
Remaining liabilities not subject to netting	(1)	(4)
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(47,826)	(50,103)
Other liabilities	(6)	(15)
Total liabilities	(51,845)	(53,240)
Net amount [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	51,589	44,093
Of which: Negative market values from derivative financial instruments	7,273	7,028
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	62	28
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	567,745	572,208
Central bank funds purchased and securities sold under repurchase agreements	1	248
Securities loaned	9	7
Financial liabilities at fair value through profit or loss	17,914	14,570
Of which: Negative market values from derivative financial instruments	13,757	8,571
Remaining liabilities not subject to netting	157,599	147,517
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	69,502	58,663
Other liabilities	64,547	61,546
Total liabilities	€ 859,403	€ 840,190